SCHEDULE OF RESTATEMENT FOR BALANCE SHEET (Details) - USD ($)		Jun. 30, 2026	Mar. 31, 2026	Jan. 01, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Jan. 01, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
Current assets:
Cash		$ 4,923,504			$ 2,477,122				$ 434,613
Accounts receivable		26,584		$ 51,889	51,889			$ 30,265	30,265	$ 1,825
Inventories, net		787,479			918,359				1,845,982
Prepaid and other current assets		1,255,080			46,192				44,081
Total current assets		6,992,647			3,493,562				2,354,941
Property and equipment, net		9,258,482			8,201,957				9,483,383
Right-of-use assets		1,093,493			1,271,638				1,616,052
Other assets		273,622			53,625				53,625
Total assets		17,618,244			13,020,782				13,508,001
Current liabilities:
Accounts payable		1,321,695			2,041,908				1,852,202
Contract liabilities									54,410
Operating lease liability - current portion		387,521			372,665				344,177
Financing lease liability - current portion		1,037,003			893,710				712,795
Total current liabilities		15,227,419			4,631,271				3,957,843
Long-term liabilities:
Convertible notes payable, net of current portion					201,215				1,471,436
Opertaing lease liability -net of current portion		791,469			988,471				1,361,137
Financing lease, net of current portion		229,697			767,822				1,607,982
Total liabilities		16,248,585			6,616,302				8,398,398
Commitments and Contingencies (Note 16)
Stockholders’ Equity:
Common stock, $0.0001 par value, 100,000,000 authorized, 44,500,111 issued and outstanding as of December 31, 2024		4,915			4,450				3,778
Additional paid- in capital		65,131,098			41,643,152				26,526,826
Accumulated deficit		(63,766,354)			(35,243,122)				(21,421,001)
Total stockholders’ equity		1,369,659	$ 6,102,103		6,404,480	$ 1,888,253	$ 3,704,246		5,109,603		$ 9,749,047
Total liabilities and stockholders’ equity		17,618,244			13,020,782				13,508,001
Nonrelated Party [Member]
Current liabilities:
Accrued liabilities		413,216			431,659				358,906
Related Party [Member]
Current liabilities:
Accrued liabilities					428,278				513,614
Employee loan payable, related party		$ 121,739			$ 121,739				121,739
Previously Reported [Member]
Current assets:
Cash									434,613
Accounts receivable									30,265
Inventories, net									1,999,982
Prepaid and other current assets									44,081
Total current assets									2,508,941
Property and equipment, net									9,483,383
Right-of-use assets									1,616,052
Other assets									53,625
Total assets									13,662,001
Current liabilities:
Accounts payable									1,852,202
Contract liabilities									54,410
Operating lease liability - current portion									344,177
Financing lease liability - current portion									712,795
Total current liabilities									3,957,843
Long-term liabilities:
Convertible notes payable, net of current portion									868,788
Opertaing lease liability -net of current portion									1,361,137
Financing lease, net of current portion									1,607,982
Total liabilities									7,795,750
Commitments and Contingencies (Note 16)
Stockholders’ Equity:
Common stock, $0.0001 par value, 100,000,000 authorized, 44,500,111 issued and outstanding as of December 31, 2024									3,778
Additional paid- in capital									27,189,689
Accumulated deficit									(21,327,216)
Total stockholders’ equity									5,866,251
Total liabilities and stockholders’ equity									13,662,001
Previously Reported [Member] | Nonrelated Party [Member]
Current liabilities:
Accrued liabilities									358,906
Previously Reported [Member] | Related Party [Member]
Current liabilities:
Accrued liabilities									513,614
Employee loan payable, related party									121,739
Revision of Prior Period, Reclassification, Adjustment [Member]
Current assets:
Cash
Accounts receivable
Inventories, net	[1]								(154,000)
Prepaid and other current assets
Total current assets									(154,000)
Property and equipment, net
Right-of-use assets
Other assets
Total assets									(154,000)
Current liabilities:
Accounts payable
Contract liabilities
Operating lease liability - current portion
Financing lease liability - current portion
Total current liabilities
Long-term liabilities:
Convertible notes payable, net of current portion	[2]								602,648
Opertaing lease liability -net of current portion
Financing lease, net of current portion
Total liabilities									602,648
Commitments and Contingencies (Note 16)
Stockholders’ Equity:
Common stock, $0.0001 par value, 100,000,000 authorized, 44,500,111 issued and outstanding as of December 31, 2024
Additional paid- in capital	[2]								(662,863)
Accumulated deficit									(93,785)
Total stockholders’ equity									(756,648)
Total liabilities and stockholders’ equity									(154,000)
Revision of Prior Period, Reclassification, Adjustment [Member] | Nonrelated Party [Member]
Current liabilities:
Accrued liabilities
Revision of Prior Period, Reclassification, Adjustment [Member] | Related Party [Member]
Current liabilities:
Accrued liabilities
Employee loan payable, related party

[1]	Adjustment in the amount of $154,000 to reduce inventory to net realizable value, as certain inventory units had a net realizable value below their recorded cost.
[2]	Adjustment in the amount of $60,215 to correct the number of warrants used in calculating the debt discount associated with warrants issued in conjunction with convertible debt, which resulted in an overstatement of the debt discount and additional paid-in capital.